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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 2010

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	October 21, 2010

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total (x $1000):   $1,262,586

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other
ABERCROMBIE & FITCH CO-CL A	common stock	002896207	$9,830	250,000	other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	003881307	$49,458	2,810,100	other	1	x
AEROPOSTALE INC			common stock	007865108	$16,275	700,000	other	1	x
AEROPOSTALE INC			call option	007865108	$5,813	250,000	other	1	x
AETNA INC			common stock	00817Y108	$8,930	282,500	other	1	x
ALERE INC			common stock	01449J105	$6,427	207,800	other	1	x
ALKERMES INC			common stock	01642T108	$11,720	800,000	other	1	x
ALLEGHENY TECHNOLOGIES INC	common stock	01741R102	$8,765	188,700	other	1	x
APPLE INC			common stock	037833100	$56,750	200,000	other	1	x
APPLE INC			call option	037833100	$64,837	228,500	other	1	x
BLACKROCK INC			common stock	09247X101	$11,918	70,000	other	1	x
BLACKROCK INC			call option	09247X101	$10,658	62,600	other	1	x
CADENCE DESIGN SYS INC		common stock	127387108	$26,705	3,500,000	other	1	x
CHICO'S FAS INC			common stock	168615102	$32,086	3,050,000	other	1	x
COLLECTIVE BRANDS INC		common stock	19421W100	$14,526	900,000	other	1	x
CROCS INC			common stock	227046109	$4,550	350,000	other	1	x
DECKERS OUTDOOR CORP		common stock	243537107	$7,939	158,900	other	1	x
DENBURY RESOURCES INC		common stock	247916208	$15,096	950,000	other	1	x
DOVER CORP			common stock	260003108	$9,137	175,000	other	1	x
DYAX CORP			common stock	26746E103	$7,410	3,126,400	other	1	x
EXXON MOBIL CORP		call option	30231G102	$21,997	356,000	other	1	x
FOSTER WHEELER AG		common stock	H27178104	$9,713	397,100	other	1	x
GENERAL ELECTRIC CO		common stock	369604103	$8,125	500,000	other	1	x
GENERAL ELECTRIC CO		call option	369604103	$16,250	1,000,000	other	1	x
GOOGLE INC			call option	38259P508	$26,281	50,000	other	1	x
GUESS? INC			common stock	401617105	$10,158	250,000	other	1	x
HEWLETT-PACKARD CO		call option	428236103	$21,035	500,000	other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	$8,684	496,200	other	1	x
INGERSOLL-RAND PLC		common stock	G47791101	$9,217	258,100	other	1	x
J CREW GROUP INC		common stock	46612H402	$25,215	750,000	other	1	x
J CREW GROUP INC		call option	46612H402	$8,405	250,000	other	1	x
KOHLS CORP			common stock	500255104	$26,340	500,000	other	1	x
KOHLS CORP			call option	500255104	$11,763	223,300	other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	$22,751	715,000	other	1	x
LINCARE HOLDINGS INC		common stock	532791100	$8,778	350,000	other	1	x
LIVE NATION ENTERTAINMENT IN	common stock	538034109	$14,820	1,500,000	other	1	x
LOGMEIN INC			common stock	54142L109	$3,681	102,300	other	1	x
MEDCO HEALTH SOLUTIONS INC	common stock	58405U102	$13,015	250,000	other	1	x
MGIC INVESTMENT CORP		common stock	552848103	$18,460	2,000,000	other	1	x
MONSTER WORLDWIDE INC		common stock	611742107	$23,328	1,800,000	other	1	x
MONSTER WORLDWIDE INC		call option	611742107	$8,024	619,100	other	1	x
NOBLE ENERGY INC		common stock	655044105	$5,256	70,000	other	1	x
NORDSTROM INC			common stock	655664100	$33,480	900,000	other	1	x
NORDSTROM INC			call option	655664100	$9,300	250,000	other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	$18,009	230,000	other	1	x
ONYX PHARMACEUTICALS INC	common stock	683399109	$9,761	370,000	other	1	x
OPENTABLE INC			common stock	68372A104	$69,278	1,017,600	other	1	x
OPENTABLE INC			call option	68372A104	$34,040	500,000	other	1	x
O'REILLY AUTOMOTIVE INC		common stock	686091109	$7,980	150,000	other	1	x
ORIENT EXPRESS HOTELS LTD -A	common stock	G67743107	$17,153	1,538,400	other	1	x
PENTAIR INC			common stock	709631105	$14,330	426,100	other	1	x
PETROHAWK ENERGY CORP		common stock	716495106	$3,228	200,000	other	1	x
POLO RALPH LAUREN CORP		common stock	731572103	$22,465	250,000	other	1	x
REHABCARE GROUP INC		common stock	759148109	$6,066	300,000	other	1	x
SOLARWINDS INC			common stock	83416B109	$8,630	500,000	other	1	x
SOLUTIA INC			common stock	834376501	$14,418	900,000	other	1	x
SOTHEBY'S			common stock	835898107	$23,767	645,500	other	1	x
SOUTHWESTERN ENERGY CO		common stock	845467109	$6,688	200,000	other	1	x
SPIRIT AEROSYSTEMS HOLD-CL A	common stock	848574109	$5,979	300,000	other	1	x
TENET HEALTHCARE CORP		common stock	88033G100	$9,371	1,985,400	other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	$16,758	350,000	other	1	x
TIVO INC			common stock	888706108	$16,308	1,800,000	other	1	x
TIVO INC			call option	888706108	$14,257	1,573,600	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	$22,008	700,000	other	1	x
VALEANT PHARMACEUTICALS INTE	common stock	91911K102	$18,788	750,000	other	1	x
VISA INC-CLASS A SHARES		common stock	92826C839	$48,269	650,000	other	1	x
VISA INC-CLASS A SHARES		call option	92826C839	$41,407	557,600	other	1	x
WARNACO GROUP INC/THE		common stock	934390402	$30,678	600,000	other	1	x
WATSON PHARMACEUTICALS INC	common stock	942683103	$17,982	425,000	other	1	x
WELLPOINT INC			common stock	94973V107	$4,712	83,200	other	1	x
WYNN RESORTS 			call option	983134107	$17,354	200,000	other	1	x
   TOTAL							$1,262,586

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